13 OPTIONS (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Accounting Policies [Abstract]
Average Exercise Price | $ / shares	$ 2.00
Number of Shares | shares	100,000
Remaining Average Contractual Life (in years)	3 years 2 months 24 days
Exercise Price times number of Shares | shares	200,000
Weighted Average Exercise Price | $ / shares	$ 2.00
Intrinsic Value | $	$ 451,000